AMERICAN INDEPENDENCE FUNDS TRUST
335 Madison Avenue
New York, NY  10017
(212) 488-1331

August 11, 2011	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
“Sticker” Supplement Pursuant to Rule 497(e) of the Securities Act of 1933, as amended
SEC File Numbers: 811-21757; 333-124214

Dear Sir/Madam:

The interactive data file included as an exhibit to this filing mirrors the risk/return summary information in a supplement, dated August 5, 2011, to the Prospectus, dated March 1, 2011, for certain series of the Trust – the Stock Fund, the International Alpha Strategies Fund (formerly the International Equity Fund), the U.S. Inflation-Indexed Fund and the Fusion Fund (together, the “Funds”). Such supplement (accession number: 0001324443-11-000061) is incorporated by reference into this Rule 497 Document.

The purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information for the Funds using the eXtensible Business Reporting Language (XBRL).

Sincerely,

/s/ Theresa Donovan

Theresa Donovan
Secretary